Other Comprehensive Income And Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Feb. 28, 2019
Other Comprehensive Income And Accumulated Other Comprehensive Loss [Abstract]
Components Of Other Comprehensive Income And The Related Income Tax Effects
	Amount	Net
	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	1	1
Adjustment for hedged items recognized in the period	(1)	(1)
Share of other comprehensive income of associates	(6)	(6)
	(6)	(6)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	-	-
	(6)	(6)

	Amount	Income taxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	4	(1)	3
Adjustment for hedged items recognized in the period	3	(1)	2
Share of other comprehensive income of associates	5	-	5
	12	(2)	10
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	86	(23)	63
	98	(25)	73

Accumulated Other Comprehensive Loss
	February 28, 2019	August 31, 2018
	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	-	-
Share of other comprehensive income of associates	12	18

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	(57)	(57)
	(45)	(39)